Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Non-capital losses with no deferred tax asset recognized	$ 110.1	$ 117.0
Deferred tax assets	$ 6.3	$ 3.7
Average effective tax rate	35.70%	21.20%
Foreign countries [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized tax benefits	$ 33.2	$ 42.5
Canada [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	23.00%	24.00%